Note 11 - Options (Details 2) - $ / shares	12 Months Ended
	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018
Number outstanding	1,697,338
Weighted average exercise price per share	$ 2.92
Number exercisable	1,231,309	1,122,189	544,619
Weighted average exercise price per share	$ 3.90	$ 17.12	$ 38.23
Range 1
Exercise price range, lower limit	.00
Exercise price range, upper limit	$ 25.00
Number outstanding	1,600,438
Weighted average exercise price per share	$ 1.08
Weighted average remaining contract life (years)	8 years 7 days
Weighted average grant date fair value	$ .63
Number exercisable	1,134,109
Weighted average exercise price per share	$ 4.90
Weighted average grant date fair value	.78
Range 2
Exercise price range, lower limit	26.00
Exercise price range, upper limit	$ 50.00
Number outstanding	96,900
Weighted average exercise price per share	$ 33.28
Weighted average remaining contract life (years)	1 year 1 month 28 days
Weighted average grant date fair value	$ 24.35
Number exercisable	97,200
Weighted average exercise price per share	$ 33.28
Weighted average grant date fair value	$ 24.35